Document And Entity Information (USD $)	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Entity Registrant Name	Walgreen Co.
Entity Central Index Key	0000104207
Current Fiscal Year End Date	--08-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 39,700,000,000
Entity Common Stock, Shares Outstanding	889,294,130.0
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2011